Vanguard® New Jersey Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (101.1%)
New Jersey (90.9%)
[1]	Atlantic City Board of Education GO	4.000%	4/1/24	165	165
[1]	Atlantic City Board of Education GO	4.000%	4/1/26	200	204
[1]	Atlantic City Board of Education GO	4.000%	4/1/27	210	217
[1]	Atlantic City Board of Education GO	4.000%	4/1/28	230	240
[1]	Atlantic City Board of Education GO	4.000%	4/1/29	215	226
[1]	Atlantic City Board of Education GO	4.000%	4/1/30	170	178
[1]	Atlantic City Board of Education GO	4.000%	4/1/31	175	182
[1]	Atlantic City Board of Education GO	4.000%	4/1/32	175	181
[1]	Atlantic City Board of Education GO	4.000%	4/1/33	180	186
[1]	Atlantic City Board of Education GO	4.000%	4/1/34	150	155
[2]	Atlantic City NJ GO	5.000%	3/1/32	750	787
[2]	Atlantic City NJ GO	5.000%	3/1/37	4,420	4,570
[1]	Atlantic City NJ GO	5.000%	3/1/37	1,010	1,044
[2]	Atlantic City NJ GO	5.000%	3/1/42	410	420
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/24	125	126
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/28	250	270
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/29	200	220
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/35	350	393
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/36	275	284
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/37	710	728
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/38	350	357
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/39	300	304
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/40	600	603
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/41	525	525
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/47	1,180	1,141
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/53	1,670	1,568
[1]	Atlantic County Improvement Authority Government Fund/Grant Revenue	4.000%	7/1/46	5,000	4,872
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/28	3,000	3,156
	Atlantic County NJ GO	2.000%	6/1/35	1,160	958
	Atlantic County NJ GO	2.000%	6/1/38	785	598

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atlantic County NJ GO	2.000%	6/1/39	1,310	978
	Bergen County Improvement Authority Lease (Non-Terminable) Revenue	4.000%	10/15/42	4,705	4,825
	Bergen County NJ GO	3.000%	7/15/35	2,460	2,425
	Bergenfield Borough NJ GO	3.000%	8/1/40	1,645	1,479
	Bergenfield Borough NJ GO	3.000%	8/1/41	1,645	1,454
	Bergenfield Borough NJ GO	3.000%	8/1/42	1,645	1,434
	Bridgewater-Raritan Regional School District GO	3.000%	7/15/43	6,655	5,722
	Burlington NJ GO	3.000%	5/1/33	1,745	1,721
	Burlington NJ GO	3.000%	5/1/34	1,790	1,761
	Camden County Improvement Authority Charter School Aid Revenue	6.000%	6/15/52	1,325	1,433
	Camden County Improvement Authority Charter School Aid Revenue	6.000%	6/15/62	5,075	5,455
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/52	1,865	1,848
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/62	3,520	3,423
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/36	3,310	3,440
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/32	515	547
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/34	500	531
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/36	80	82
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/38	715	725
	Camden County NJ GO	3.000%	3/1/33	550	543
	Cape May NJ GO	2.375%	10/1/32	3,815	3,497
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/28	2,000	2,026
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/29	2,500	2,532
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/30	2,950	2,986
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/31	1,500	1,517
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/32	1,450	1,466
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	4.000%	11/1/34	120	120
	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	11/1/39	5,000	5,028
	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	11/1/44	11,930	11,974
[1]	Clifton Board of Education GO	2.000%	8/15/40	3,550	2,538
[1]	Clifton Board of Education GO	2.125%	8/15/42	1,850	1,292
[1]	Clifton Board of Education GO	2.125%	8/15/43	1,155	792
[1]	Clifton Board of Education GO	2.250%	8/15/45	7,940	5,381
[2]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/54	5,105	4,833
	East Brunswick Township Board of Education GO	4.000%	5/15/33	350	369
	East Brunswick Township Board of Education GO	3.000%	5/15/37	620	567

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	East Brunswick Township Board of Education GO	3.000%	5/15/38	500	449
	East Brunswick Township Board of Education GO	3.000%	5/15/39	730	652
	East Brunswick Township Board of Education GO	3.000%	5/15/40	755	665
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/32	795	891
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/33	610	682
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/34	400	385
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/35	400	377
[2]	East Rutherford Board of Education GO	2.250%	7/15/41	668	490
	Edgewater Borough NJ GO	1.000%	2/15/34	1,105	873
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/30	165	167
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/38	545	530
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	7/15/40	1,575	1,506
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/46	815	746
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/51	1,100	975
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/56	4,925	4,285
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	7/15/60	3,850	3,302
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	8/1/60	1,000	858
	Essex County Improvement Authority Lease Revenue	4.000%	11/1/38	735	744
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/35	250	280
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/36	250	278
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/37	300	309
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/38	615	628
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/39	635	646
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/40	665	672
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/41	690	693
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/46	1,050	1,033
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	5,500	5,387
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/60	3,125	3,029
	Essex County NJ GO	2.000%	9/1/33	1,905	1,642
	Essex County NJ GO	3.000%	8/15/34	1,495	1,491
	Essex County NJ GO	3.000%	8/15/35	1,600	1,580
	Essex County NJ GO	3.000%	8/15/36	1,880	1,825
	Essex County NJ GO	2.000%	9/1/36	1,250	1,005
	Essex County NJ GO	2.000%	9/1/37	2,035	1,587
	Essex County NJ GO	2.000%	9/1/47	3,900	2,447
	Essex County NJ GO	4.000%	9/1/48	860	852
	Ewing Township Board of Education GO	4.000%	7/15/34	3,040	3,134
	Ewing Township Board of Education GO	4.000%	7/15/35	3,045	3,129

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fanwood Borough NJ GO	4.250%	2/28/25	1,000	1,008
	Fort Lee Borough NJ GO	2.000%	11/1/33	2,715	2,321
	Fort Lee Parking Authority Auto Parking Revenue	5.000%	9/15/46	5,500	5,788
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	5,050	5,361
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	6,535	5,629
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/31	1,950	1,995
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/32	1,775	1,816
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/33	2,275	2,327
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/33	275	309
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/34	1,200	1,228
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/34	350	392
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/36	1,000	1,105
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/38	1,750	1,787
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/39	1,340	1,365
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/40	650	659
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/44	930	943
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/51	2,500	2,417
[1]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/30	1,200	1,253
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/34	350	406
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/35	1,000	1,149
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/36	725	831
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/37	725	752
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/38	640	660
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/38	1,150	1,301
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/39	575	590
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/39	650	730
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/40	1,250	1,392
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/41	1,150	1,275
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/42	700	773
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/43	1,000	1,101
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/44	1,000	1,096
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/49	4,000	4,310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/54	3,500	3,751
[2]	Harrison NJ GO	4.000%	3/1/38	330	335
	Hoboken NJ GO	3.000%	2/15/51	1,455	1,165
	Hoboken NJ GO	3.000%	2/15/52	1,455	1,155
	Howell Township NJ GO	2.000%	10/1/36	1,980	1,580
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	5/1/41	5,565	5,730
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	7,150	7,368
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/34	2,000	1,940
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/35	2,000	1,915
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/36	2,000	1,889
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/37	2,000	1,850
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/38	2,000	1,812
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/39	2,000	1,780
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/41	4,500	4,560
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/51	10,000	9,833
	Hudson County Improvement Authority Lease Revenue	5.000%	6/15/37	1,370	1,428
	Hudson County Improvement Authority Lease Revenue	5.000%	8/1/42	1,300	1,324
	Hudson County NJ GO	2.000%	11/15/34	1,775	1,488
	Hudson County NJ GO	2.000%	11/15/35	1,000	823
	Hudson County NJ GO	2.125%	11/15/36	1,920	1,565
	Hudson County NJ GO	2.125%	11/15/37	1,000	793
	Hudson County NJ GO	2.250%	11/15/38	1,520	1,196
	Hudson County NJ GO	2.375%	11/15/39	1,000	781
	Hudson County NJ GO	2.375%	11/15/40	1,000	768
	Hudson County NJ GO	3.000%	11/15/41	1,700	1,460
[1]	Jersey City Board of Education GO	5.000%	8/15/38	350	400
[1]	Jersey City Board of Education GO	5.000%	8/15/39	450	510
[1]	Jersey City Board of Education GO	4.000%	8/15/40	650	673
[1]	Jersey City Board of Education GO	4.000%	8/15/41	500	515
[1]	Jersey City Board of Education GO	4.125%	8/15/42	875	905
[1]	Jersey City Board of Education GO	4.125%	8/15/43	625	642
[1]	Jersey City Board of Education GO	4.125%	8/15/44	1,150	1,178
	Jersey City NJ GO	5.000%	11/1/31	510	546
	Jersey City NJ GO	5.000%	11/1/33	415	445
	Jersey City NJ GO	4.000%	11/1/34	2,000	2,048
	Jersey City NJ GO	4.000%	11/1/35	1,170	1,195
[2]	Jersey City NJ GO	4.000%	10/1/37	2,860	2,980
	Jersey City NJ GO	5.000%	11/1/37	1,000	1,057
	Jersey City NJ GO	3.000%	2/15/38	7,635	7,125

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Jersey City NJ GO	4.125%	10/1/38	2,300	2,397
[2]	Jersey City NJ GO	4.375%	10/1/42	3,480	3,597
[2]	Jersey City NJ GO	4.375%	10/1/43	3,599	3,708
[1]	Kearny NJ GO	3.000%	2/1/30	1,680	1,666
[1]	Lenape Regional High School District GO	4.000%	1/1/41	3,750	3,785
[1]	Lenape Regional High School District GO	4.000%	1/1/42	2,795	2,810
[2]	Lindenwold Boro School District GO	3.000%	2/1/35	1,355	1,289
[2]	Lindenwold Boro School District GO	4.000%	2/1/45	1,760	1,760
[2]	Lindenwold Boro School District GO	4.000%	2/1/46	1,807	1,787
	Mercer County NJ GO	0.050%	2/15/32	5,000	3,743
[3]	Mercer County NJ GO TOB VRDO	3.930%	3/1/24	85,000	85,000
	Metuchen School District GO	4.000%	7/15/40	3,065	3,129
	Metuchen School District GO	4.000%	7/15/41	3,190	3,242
	Metuchen School District GO	4.000%	7/15/42	2,365	2,395
	Metuchen School District GO	4.000%	7/15/50	1,600	1,578
	Middlesex County Improvement Authority Auto Parking Revenue (New Brunswick Parking Deck Project)	4.000%	9/1/51	3,000	2,941
[4]	Middlesex County Improvement Authority Intergovernmental Agreement Revenue	5.000%	8/15/53	36,000	39,297
	Middlesex Monroe Township Board of Education GO, Prere.	5.000%	3/1/25	3,000	3,057
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	7/15/34	1,800	1,843
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/36	50	53
	Monmouth County NJ GO	5.000%	7/15/34	580	651
	Monmouth Regional High School District GO	3.000%	2/1/32	1,255	1,248
	Monmouth Regional High School District GO	3.000%	2/1/33	1,015	1,005
	Monroe Township NJ GO	5.000%	1/15/29	425	470
	Monroe Township NJ GO	5.000%	1/15/33	460	519
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/30	2,000	2,084
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	1,025	1,057
	New Jersey Building Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/26	605	621
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	880	881
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	6,025	6,048
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	1,160	1,188
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	2,220	2,470
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/15/30	1,000	1,043
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	265	270
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,500	1,506
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,655	7,931
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	5,825	5,911
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	3,405	3,524
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	700	724

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	4,000	4,014
New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	3,160	3,119
New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	5,000	5,073
New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	3,585	3,711
New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	4,660	4,474
New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/31	100	112
New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/35	2,620	2,890
New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/37	1,440	1,569
New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/38	1,280	1,388
New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/39	2,125	2,292
New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/44	9,495	9,415
New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/49	10,710	10,344
New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/49	3,400	3,543
New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	4,145	4,160
New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	470	472
New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	455	457
New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	3,685	3,777
New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,500	2,570
New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	9,000	9,253
New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	1,340	1,378
New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	4,970	5,235
New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/26	5,060	5,363
New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	2,500	2,683
New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,475	5,876
New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/28	6,790	7,561
New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	7/15/37	130	128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	4.000%	6/15/29	1,120	1,090
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/39	825	815
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/49	1,110	1,033
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/54	1,455	1,336
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	4.000%	7/1/29	625	619
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	5.000%	7/1/38	350	355
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	5.000%	7/1/50	1,100	1,081
	New Jersey Economic Development Authority Charter School Aid Revenue (TEAM Academy Charter School Project)	5.000%	12/1/48	2,465	2,498
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	650	686
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/42	10,000	10,263
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41	2,105	1,929
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/49	5,000	4,256
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	4,905	4,595
[6]	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.300%	3/7/24	1,700	1,700
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	530	530
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,250	2,258
[7]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	3,000	3,122
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/35	215	249
[7]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/36	1,000	1,188
[7]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/37	1,065	1,253
[7]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/38	2,440	2,846
[7]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	2,000	2,322
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	260	264
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/26	2,515	2,540
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/31	345	384

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/35	4,500	4,940
New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/37	4,400	4,517
New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/38	3,605	3,682
New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/39	4,150	4,216
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/30	600	643
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	5,000	5,205
New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	8,455	9,092
New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	3,000	3,226
New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	1,800	1,936
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/35	2,290	2,484
New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	3,065	3,139
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	3,645	3,822
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/25	90	89
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,150	1,151
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	2,500	2,517
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	2,000	2,001
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	5,985	5,677
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,350	1,341
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,220	1,125
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	1,750	1,640
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	6,905	5,943
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	8,000	7,532
New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye, Inc. 2017 Project)	5.000%	6/1/32	2,345	2,475
New Jersey Economic Development Authority Municipal Rehabilitation Refunding Bonds Revenue	5.250%	4/1/27	6,000	6,388
New Jersey Economic Development Authority Municipal Rehabilitation Refunding Bonds Revenue	5.250%	4/1/28	6,000	6,529
New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	130	132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/26	2,960	2,985
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	2,175	2,223
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	466
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	935	987
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	3,000	3,109
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	295	309
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	250	238
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	490	518
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	565	587
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	4,000	4,142
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	490	502
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	1,165	1,187
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	10,265	10,694
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	6,250	6,479
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	2,150	2,241
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/32	285	290
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	1,000	1,074
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,845	2,998
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,222
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,305	2,400
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,890	2,995
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	420	458
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/33	4,000	4,381
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/33	390	395
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,500	2,670
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,340	2,463
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,170	3,243
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	430	438
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	95	99
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,475	2,565

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	680	741
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,825	1,957
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,485	1,613
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,500	2,669
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,340	2,459
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	850	866
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,475	1,528
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/35	81	82
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,130	1,223
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,485	1,557
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	2,100	2,175
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	1,175	972
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	1,800	1,817
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	775	774
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	4,975	5,320
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	3,285	3,533
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	2,250	2,296
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	2,350	1,887
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,100	1,175
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,340	1,361
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	930	974
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	1,980	2,097
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	750	845
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	2,000	1,499
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/39	600	603
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	1,050	1,106
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	5,180	5,196
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	2,000	1,464
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/40	1,000	1,000
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,670	2,425

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	1,230	1,248
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/41	3,025	2,164
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/41	850	849
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	515	376
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	750	749
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,080	2,132
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	12,640	13,078
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	440	382
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	6,000	5,362
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	850	828
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/47	2,845	2,220
[1]	New Jersey Educational Facilities Authority College & University Revenue	3.250%	7/1/49	1,400	1,152
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	6,395	4,734
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	9,450	8,675
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	2,850	2,811
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/52	1,125	1,068
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/53	12,000	11,969
	New Jersey Educational Facilities Authority College & University Revenue	5.250%	3/1/54	15,000	16,973
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/24	200	201
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/28	275	295
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/29	400	437
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/30	280	310
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/31	275	309
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/32	250	282
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/33	275	310
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/34	350	345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/35	225	220
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/36	375	388
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/37	820	766
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/38	300	305
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/39	770	692
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/40	275	243
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	10	10
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/39	2,810	3,169
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/40	2,000	2,241
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/41	1,750	1,951
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/42	1,140	1,266
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/43	1,250	1,383
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	4.625%	9/1/48	2,120	2,193
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.250%	9/1/53	2,230	2,452
	New Jersey GO	5.000%	6/1/24	10,070	10,108
	New Jersey GO	4.000%	6/1/31	10,000	10,864
	New Jersey GO	2.000%	6/1/32	3,400	2,936
	New Jersey GO	3.000%	6/1/32	11,150	10,974
	New Jersey GO	2.000%	6/1/33	1,500	1,269
	New Jersey GO	2.000%	6/1/34	2,500	2,067
	New Jersey GO	2.250%	6/1/34	2,785	2,392
	New Jersey GO	2.000%	6/1/35	1,500	1,216
	New Jersey GO	2.000%	6/1/36	1,500	1,176
	New Jersey GO	2.000%	6/1/37	1,500	1,148
	New Jersey GO, Prere.	5.000%	6/1/25	4,590	4,693
	New Jersey GO, Prere.	5.000%	6/1/25	2,760	2,822
	New Jersey GO, Prere.	5.000%	6/1/27	4,000	4,280
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/28	1,225	1,314
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/38	2,035	2,143
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	190	191
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	75	75

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,100	2,140
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,560	1,601
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	7/1/29	465	467
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,335	1,371
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,950	1,991
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,100	1,129
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,530	1,674
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,850	1,888
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	500	508
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,231
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	300	316
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,445	2,608
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,695	1,622
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,455	2,679
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,370	2,527
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/33	3,620	3,280
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,220	2,300
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,080	5,323
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,315	3,532
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,305	3,601
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,340	2,444
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,500	1,603
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	8,285	8,403
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,270	2,227
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,725	2,825
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,040	2,218
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,100	1,106
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,190	2,285
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,500	1,600
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	1,027
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	1,044
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	750	776
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	6,925	7,361
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,500	2,617
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,500	1,595
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.000%	7/1/36	2,000	1,582
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,750	3,833
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	1,032
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,365	2,474
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,500	1,585
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	4,670	4,738

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,365	1,405
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,755	7,119
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,600	3,751
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,645	1,721
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,130	967
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,360	4,403
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,380	1,417
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,500	2,627
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	1,030	865
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	3,955	3,982
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	7,000	7,151
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	8,000	8,351
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	6,990	7,196
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	3,240	2,679
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,075	4,130
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	2,625	2,140
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	4,335	4,322
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	12,500	12,487
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,000	1,008
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,000	1,008
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/43	8,010	8,029

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	10,000	9,804
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	285	286
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	7,350	7,246
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.375%	7/1/46	2,500	1,662
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/46	6,480	4,984
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,640	2,695
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	15,000	14,148
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	17,965	16,190
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/49	10,400	8,125
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.625%	7/1/51	3,235	2,181
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	10,175	7,675
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	13,130	9,870
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	22,730	22,261
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/52	3,280	2,742
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	5,000	5,115
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/57	5,000	5,103
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.400%	3/6/24	7,050	7,050
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	3/7/24	610	610
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	3/7/24	24,375	24,375
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.310%	3/7/24	4,010	4,010
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.310%	3/7/24	3,545	3,545

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.510%	3/7/24	3,830	3,830
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.510%	3/7/24	5,700	5,700
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/26	65	68
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	700	704
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	800	804
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,615	1,623
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,415	1,422
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,050	4,071
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,165	1,215
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	800	834
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,000	1,042
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,875	2,995
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,745	2,860
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.600%	5/1/26	5,750	5,756
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	6,355	6,294
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/35	6,825	6,808
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	11/1/36	1,150	938
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/37	2,965	3,026
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/38	1,500	1,490
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.850%	10/1/39	4,830	4,719
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/40	2,030	1,523
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	11/1/40	2,150	1,625
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	1,000	762
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/42	5,925	5,992

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/43	1,100	1,058
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/45	800	565
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	683
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	11/1/45	1,000	922
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	10/1/46	3,825	2,577
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	10/1/46	3,525	3,548
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/46	1,000	713
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/47	675	648
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/48	825	774
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/49	2,200	2,048
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	865	657
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/50	12,605	12,737
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/50	1,000	670
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	15,415	15,158
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/51	1,000	695
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	4/1/52	4,215	2,895
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	2,870	2,755
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	12,595	13,029
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/53	500	475
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.625%	11/1/56	1,000	653
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	1,000	674
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.250%	12/20/65	5,100	5,317
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (New Center City Project)	5.000%	6/1/25	4,000	4,052
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	4.080%	12/1/25	2,665	2,680
New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.125%	9/1/46	1,720	1,121
New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.250%	9/1/51	2,500	1,552
New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/52	2,230	2,451
New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/40	2,705	1,940
New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/46	6,655	4,217
New Jersey Infrastructure Bank Lease Revenue	2.250%	9/1/50	5,530	3,477
New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/31	925	1,022

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/33	330	364
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/40	6,605	6,701
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/45	8,975	9,064
	New Jersey State Transportation Trust Fund Appropriations Revenue (Transportation Program)	5.250%	6/15/50	10,735	11,760
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	1,215	1,183
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	710	691
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,440	1,356
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,485	1,399
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	4,015	3,676
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	6,020	5,504
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,075	4,262
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	6,580	6,872
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,075	926
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	4,705	4,045
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	755	652
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,805	6,054
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,270	1,325
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	5,060	4,235
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	4,000	4,169
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,550	10,995
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	1,335	1,362
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	9,000	9,367
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	10,000	7,791
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	8,070	6,263
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,025	2,107
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	10,000	7,578
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	870	651
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	1,000	1,113
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	5,150	3,709
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	1,000	1,111

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	1,375	1,589
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	2,175	1,505
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	285	200
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	3,250	3,522
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	1,625	1,869
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	4,690	3,099
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,790	1,198
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.010%	12/15/35	1,540	1,023
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	1,305	1,512
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	875	548
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	6,775	4,241
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	6,000	6,817
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	1,000	1,150
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	8,335	4,951
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,700	1,604
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	2,610	2,675
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	8,370	4,705
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,250	714
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	3,485	3,563
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	2,195	2,370
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	1,800	1,827
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	5,180	2,622
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	3,000	3,024
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	6,000	6,077
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	355	363
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	2,000	2,049
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.625%	6/15/30	1,075	1,093
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	1,000	1,091
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	400	410
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	1,535	1,766

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	1,500	1,713
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	1,815	1,884
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	5,390	5,511
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	6,600	6,651
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	5,000	5,006
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	16,320	15,875
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/50	1,500	1,147
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	14,150	13,586
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/50	2,000	2,217
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	1,000	1,029
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	2,000	2,081
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,000	3,054
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	1,000	933
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	2,715	2,685
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	7,660	7,996
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	12,755	12,506
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	13,145	11,579
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	6,040	4,618
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	2,365	2,271
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	1,000	1,053
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	10,870	11,303
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	2,250	1,685
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	4,035	2,906
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	2,000	1,384
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	12,000	6,746
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.010%	12/15/39	4,080	2,190
[8,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	100	97
[8,10]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	825	757
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/32	1,825	1,383
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	175	100
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	2,000	2,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,600	2,813
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	150	162
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	145	147
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	3,100	3,351
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	2,000	2,008
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	30	32
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	1,250	1,351
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	5,000	5,171
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,060
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/36	650	666
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/36	3,890	4,185
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	1,945	2,083
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/40	2,650	2,720
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	8,500	9,014
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	14,360	14,653
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	5,000	5,121
	New Jersey Turnpike Authority Highway Revenue	4.250%	1/1/43	8,000	8,327
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	965	977
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/48	7,555	7,862
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	2,000	2,119
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	20,800	20,644
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	6,000	6,701
[7]	New Jersey Turnpike Authority Highway Revenue Tolls	4.000%	1/1/35	13,000	13,915
[2]	Newark Board of Education GO	5.000%	7/15/31	500	563
[2]	Newark Board of Education GO	5.000%	7/15/32	875	990
[2]	Newark Board of Education GO	5.000%	7/15/33	520	589
[2]	Newark Board of Education GO	4.000%	7/15/35	500	522
[2]	Newark Board of Education GO	4.000%	7/15/36	475	492
[2]	Newark Board of Education GO	4.000%	7/15/37	450	464
[2]	Newark Board of Education GO	3.000%	7/15/38	1,350	1,169
[2]	Newark Board of Education GO	3.000%	7/15/39	1,550	1,318
[2]	Newark Board of Education GO	3.000%	7/15/40	3,025	2,529
[2]	Newark Board of Education GO	3.000%	7/15/41	3,855	3,175
[2]	Newark Board of Education GO	3.000%	7/15/42	800	651
[5]	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	2,500	2,739
	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	4.000%	1/1/37	8,600	8,722
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/52	3,920	4,373
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	9,370	10,768
[1]	Newark Parking Authority Lease (Non-Terminable) (Office Facility/Office Project) Revenue	5.250%	2/1/43	1,075	1,156
[1]	Newark Parking Authority Lease (Non-Terminable) (Office Facility/Office Project) Revenue	5.500%	2/1/51	1,600	1,714
[1]	North Bergen Township Board of Education GO	4.000%	7/15/41	910	922
	North Brunswick Township Board of Education GO	3.250%	8/15/31	395	393
	North Brunswick Township Board of Education GO	3.375%	8/15/37	1,695	1,643
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/37	1,485	1,751
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/38	1,000	1,162
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/39	1,100	1,269

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/40	1,100	1,262
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/41	1,000	1,151
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/42	1,045	1,209
	Ocean City NJ GO	2.250%	9/15/32	2,370	2,128
	Ocean County NJ GO	4.375%	11/1/41	3,405	3,675
	Ocean County NJ GO	4.375%	11/1/42	3,555	3,815
	Passaic County Improvement Authority Auto Parking Revenue	5.000%	5/1/42	2,500	2,628
	Passaic County Improvement Authority Charter School Aid Revenue	4.250%	7/1/33	620	632
	Passaic County Improvement Authority Charter School Aid Revenue	5.250%	7/1/43	1,340	1,387
	Passaic County Improvement Authority Charter School Aid Revenue	5.375%	7/1/53	1,000	1,024
	Passaic County Improvement Authority Charter School Aid Revenue	5.500%	7/1/58	1,000	1,028
	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (DPW Building Project)	5.000%	5/1/33	720	737
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/33	110	117
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/34	125	132
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/36	145	140
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/37	150	141
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/44	755	636
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/34	1,000	1,072
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/35	1,200	1,284
	Passaic County NJ GO	3.000%	5/1/32	540	536
	Passaic County NJ GO	3.000%	11/1/35	3,000	2,942
	Passaic County NJ GO	1.000%	12/1/35	1,675	1,258
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/36	1,495	1,395
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/37	1,935	1,761
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/38	970	863
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/39	500	438
[1]	Passaic Valley Water Commission Water Revenue	5.000%	12/1/41	360	402
[1]	Passaic Valley Water Commission Water Revenue	5.000%	12/1/43	800	886
[2]	Perth Amboy NJ GO	5.000%	3/15/29	690	771
[2]	Perth Amboy NJ GO	5.000%	3/15/30	600	682
[2]	Perth Amboy NJ GO	5.000%	3/15/31	750	870
	Rancocas Valley Regional High School District GO	3.000%	3/15/39	1,300	1,165
	Rancocas Valley Regional High School District GO	3.000%	3/15/40	1,300	1,146
[2]	Salem County NJ GO	3.000%	6/15/33	270	262
	Salem County NJ GO	2.000%	6/15/36	1,680	1,347
	Salem County NJ GO	2.000%	6/15/37	1,835	1,426
[2]	Sayreville Borough NJ GO	4.000%	1/15/42	2,160	2,195
	Somerville Borough NJ GO	4.000%	1/28/25	2,500	2,512

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,915	1,970
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/39	2,910	2,971
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/49	2,450	2,516
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	200	215
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,140	1,227
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	500	547
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	450	454
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	500	546
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	500	546
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	750	756
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	500	546
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	500	546
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	2,870	2,880
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	1,000	1,075
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	2,125	2,087
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/40	1,750	1,873
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	3,250	3,466
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	1,750	1,866
	South Jersey Transportation Authority Highway Revenue	4.500%	11/1/42	2,000	2,046
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	8,410	8,754
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	3,525	3,715
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/47	2,635	2,681
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	11,735	10,783
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	3,265	3,122
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	5,300	5,629
[2]	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	3,650	3,931
	South Orange & Maplewood School District GO	2.250%	11/1/37	1,120	902
	South Orange & Maplewood School District GO	3.000%	8/15/38	1,125	1,020
	South Orange & Maplewood School District GO	2.250%	11/1/38	1,000	787
	South Orange & Maplewood School District GO	2.000%	8/15/40	1,550	1,121
	South Orange & Maplewood School District GO	2.125%	8/15/41	1,525	1,101
	South Orange & Maplewood School District GO	2.500%	11/1/42	3,100	2,364
	Springfield NJ Township School District GO	4.000%	5/1/40	885	906

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sussex County Municipal Utilities Authority Resource Recovery Revenue (Landfill Expansion Project)	3.000%	12/1/41	1,100	955
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,650	1,682
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,405	1,458
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,310	2,484
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,614
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,535	1,650
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,750	4,031
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,850	3,062
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,750	2,953
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,750	4,020
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	2,920	3,121
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	2,000	2,128
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,100	3,149
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	3,050	3,228
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	15,080	15,428
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	7,290	7,426
Toms River Board of Education GO	3.000%	7/15/36	1,815	1,665
Toms River Board of Education GO	3.000%	7/15/37	1,825	1,634
Toms River Township NJ GO	4.000%	6/1/38	1,190	1,233
Township of Burlington NJ GO	4.125%	10/1/42	690	708
Township of Parsippany-Troy Hills NJ GO	4.000%	11/1/41	1,750	1,796
Township of Parsippany-Troy Hills NJ GO	4.000%	11/1/42	1,750	1,788
Township of Parsippany-Troy Hills NJ GO	4.000%	11/1/43	1,680	1,709
Union County NJ GO	4.000%	3/1/32	3,000	3,213
Union Township NJ/Union County GO	1.000%	8/1/32	1,094	880
Vineland NJ GO	4.000%	11/1/40	2,600	2,674
Vineland NJ GO	4.000%	11/1/41	2,600	2,668
Vineland NJ GO	4.000%	11/1/42	2,300	2,350
Washington NJ Board of Education GO	4.000%	8/15/42	1,140	1,159
West Deptford Township NJ GO	3.000%	2/15/32	640	632
West Windsor-Plainsboro Regional School District GO	2.375%	8/1/36	3,325	2,846
				2,223,310
Delaware (1.1%)
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	170	197
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	1,000	980
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	170	196
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	350	404
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	1,000	956
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	170	195
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	300	344
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	1,000	931
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	350	397

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	170	193
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	1,000	905
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	170	191
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	650	749
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	600	691
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/39	1,000	1,022
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	168
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	750	857
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	700	800
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/40	700	711
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	170	189
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	500	567
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	650	737
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/41	450	455
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	185	204
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	1,440	1,621
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	750	844
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/42	750	755
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	170	187
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	1,500	1,682
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	1,000	1,121
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/43	1,500	1,674
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/43	750	837
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/44	1,745	1,941
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/44	700	779
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/46	1,000	988
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/49	1,000	1,090
				26,558
Guam (0.2%)
Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	200	202
Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,750	1,680
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,135	1,144
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	1,355	1,366
				4,392
New York (5.0%)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	790	835
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/31	5,000	4,971
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	5,560	6,175
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,140	3,262
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	1,310	1,347
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/38	3,800	4,081
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	4,000	4,085
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/38	1,985	2,307
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	1,000	1,022
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	3,560	3,624
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	2,695	2,956

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/39	1,380	1,600
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	3,150	3,222
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	935	952
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/40	1,000	1,151
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/41	1,000	1,143
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	4,000	4,526
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	1,730	1,945
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/46	2,500	2,497
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	7,315	8,053
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	5,000	5,504
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	3,740	3,942
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	16,395	16,176
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/51	2,250	2,207
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/52	5,000	5,436
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	2,000	2,208
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	8,000	8,714
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	3,000	3,268
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	2,500	2,675
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	10,405	10,907
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	2,500	2,413
					123,204
Pennsylvania (2.6%)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	2,250	2,394
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	135	150
[2]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/34	1,660	1,670
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	1,000	1,063
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	135	150
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	175	193
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	2,260	2,388
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	155	170
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	5,490	5,794

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	150	164
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/38	215	233
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/39	170	183
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	17,000	17,791
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	5,500	5,686
	Delaware River Port Authority Highway Revenue	5.000%	1/1/31	1,730	1,911
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	12,040	12,071
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	1,000	1,089
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	3,900	4,246
	Delaware River Port Authority Highway Revenue	5.000%	1/1/39	3,500	3,801
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	2,500	2,503
					63,650
Puerto Rico (1.3%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	149	147
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	3,283	3,332
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	1,862	1,965
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,546	2,758
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	3,358	3,744
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	657	423
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	2,659	2,606
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	788	763
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	285	271
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	84	76
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,080	1,121
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	521
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,000	1,047
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	285	294
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	188	186
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,759	1,558
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	580	477
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,001	760
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	305	213
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	7,088	7,038
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	2,370	769
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	1,435	1,432

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	1,134	1,128
				32,629
Total Tax-Exempt Municipal Bonds (Cost $2,509,712)				2,473,743
Total Investments (101.1%) (Cost $2,509,712)				2,473,743
Other Assets and Liabilities—Net (-1.1%)				(26,670)
Net Assets (100%)				2,447,073
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, the aggregate value was $103,194,000, representing 4.2% of net assets.
4	Securities with a value of $349,000 have been segregated as initial margin for open futures contracts.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2024.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2024	159	16,998	4

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2024	(62)	(7,928)	(47)
				(43)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,473,743	—	2,473,743
Derivative Financial Instruments
Assets
Futures Contracts[1]	4	—	—	4
Liabilities
Futures Contracts[1]	47	—	—	47
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.